Cash flows from operating activities	12 Months Ended
Dec. 31, 2022
Cash Flow Statement [Abstract]
Cash flows from operating activities	Cash flows from operating activities

		Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	Note	€m	€m	€m
Cash flows from operating activities
Profit for the year		249.8	181.0	225.1
Adjustments for:
Exceptional items	7	48.7	45.3	20.6
Non-cash fair value purchase price adjustment of inventory	5	—	8.4	—
Share based payments expense		8.1	5.1	9.0
Depreciation and amortization		88.6	71.6	67.6
Loss on disposal and impairment of property, plant and equipment		0.8	0.7	0.9
Net finance costs	10	54.4	106.0	63.7
Taxation	11	71.2	55.7	70.4
Operating cash flow before changes in working capital, provisions and exceptional items		521.6	473.8	457.3
Increase in inventories		(61.7)	(23.8)	(12.7)
(Increase)/decrease in trade and other receivables		(38.3)	24.1	(1.8)
Increase/(decrease) in trade and other payables		5.6	(25.0)	107.2
(Decrease)/increase in employee benefit and other provisions		(2.4)	1.2	2.0
Cash generated from operations before tax and exceptional items		424.8	450.3	552.0